Share-Based Compensation - Assumptions used to Determine Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	2.88%	2.20%
Risk-free interest rate, maximum	3.19%	3.30%
Expected volatility, minimum	42.93%	41.30%
Expected volatility, maximum	43.41%	43.62%
Expected life of option (years)	10 years	10 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share	$ 0.84	$ 1.04
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share	$ 2.25	$ 1.47